Document and Entity Information	12 Months Ended
Dec. 31, 2017 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Cellect Biotechnology Ltd.
Entity Central Index Key	0001671502
Trading Symbol	APOP
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	20-F
Document Fiscal Period Focus	FY
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	120,140,659